Schedule of shareholders loan (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	$ 302,000
Advances received during the period	169,645	405,000
Finance cost accrued	44,394	12,000
Repayments during the year		(115,000)
Total shareholder’s loan	$ 516,039	$ 302,000